INCOME TAXES	11 Months Ended
Dec. 31, 2021
Bitech Mining Corporation [Member]
INCOME TAXES

NOTE 3 - INCOME TAXES

U.S. Federal Corporate Income Tax

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

2021
Tax Operating Loss Carryforward - USA	$100,000
Other	-
Valuation Allowance - USA	(100,000)
$-